Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6- 33
Office furniture and equipment	Mainly 7
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions

	December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Volatility	41%-66%	37%-60%	40%-64%
Risk free interest	0.25%-3.9%	0.1%-3.48%	0.1%-2.30%
Early exercise multiple	2.0-2.50	1.85-2.60	1.55-1.85